Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets Text Block Abstract
Recoverable amount (in Yuan Renminbi)	¥ 66,189
Pre-tax discount rate		19.70%
Pre-tax discount rate	15.86%
Growth rate	3.00%	3.00%
Impairment charge (in Yuan Renminbi)		¥ 427,314
Intangible assets (in Yuan Renminbi)		¥ 492,254